Subsequent events (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Foreign currency and local currency
Braskem prepaid borrowings	R$ 3,027,551
Foreign currency
Foreign currency and local currency
Braskem prepaid borrowings	2,304,420
Foreign currency | Bonds
Foreign currency and local currency
Braskem prepaid borrowings	R$ 825,720
Annual financial charges (%)	7.38
Foreign currency | Export credit notes
Foreign currency and local currency
Braskem prepaid borrowings	R$ 612,810
Annual financial charges (%)	US dollar exchange variation + interest between 7.30 and 7.87
Foreign currency | Working capital
Foreign currency and local currency
Braskem prepaid borrowings	R$ 865,890
Annual financial charges (%)	US dollar exchange variation + 1.88% above Libor
Local currency
Foreign currency and local currency
Braskem prepaid borrowings	R$ 723,131
Local currency | BNDES
Foreign currency and local currency
Braskem prepaid borrowings	R$ 29,330
Annual financial charges (%)	TJLP + interest between 0.00 and 2.62
Local currency | BNDES
Foreign currency and local currency
Braskem prepaid borrowings	R$ 21,065
Annual financial charges (%)	SELIC + 2.32
Local currency | BNDES
Foreign currency and local currency
Braskem prepaid borrowings	R$ 32,839
Annual financial charges (%)	Interest between 3.50 and 4.00
Local currency | BNB/FINEP
Foreign currency and local currency
Braskem prepaid borrowings	R$ 138,230
Annual financial charges (%)	5.84
Local currency | Export credit notes
Foreign currency and local currency
Braskem prepaid borrowings	R$ 435,000
Annual financial charges (%)	105.00% of CDI
Local currency | Export credit notes
Foreign currency and local currency
Braskem prepaid borrowings	R$ 66,667
Annual financial charges (%)	108.00% of CDI